Note 4 - Credit Facility (Details) (Huntington National Bank [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Jul. 22, 2014	Jun. 30, 2014	Dec. 31, 2013
Note 4 - Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 5,000,000	$ 1,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.25%
Long-term Line of Credit	3,800,000			0
Line of Credit Facility, Remaining Borrowing Capacity	$ 1,200,000
Long-term Debt, Weighted Average Interest Rate	2.86%
Debt Instrument, Interest Rate, Stated Percentage	2.85%
London Interbank Offered Rate (LIBOR) [Member]
Note 4 - Credit Facility (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.70%